Partners' Capital - Navios Containers Inc. (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended
	Mar. 13, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Value of the issuance in Private Placement			$ 29,055
Common units outstanding				34,603,100	34,603,100
Unit Repurchase Program
Authorized amount		$ 10,000
Period in force		1 year
Treasury units repurchased				0
Minimum
Percentage of outstanding common units holders’ vote required to remove the general partner				75.00%
Private Placement
Transaction date	Mar. 13, 2018
Number of shares sold in Private Placement	5,454,546
Proceeds from issuance of Private Placement	$ 30,000
Price per share	$ 5.5
Navios Partners
Common units outstanding				11,592,276
Ownership percentage				33.50%
Navios Partners | Private Placement
Value of the issuance in Private Placement	$ 14,460
Number of shares sold in Private Placement	2,629,095
Navios Holdings
Common units outstanding				1,263,276
Ownership percentage				3.70%
Navios Holdings | Private Placement
Value of the issuance in Private Placement	$ 500
Number of shares sold in Private Placement	90,909
Warrant | Navios Partners | Private Placement
Expected warrants terms	5 years
Ownership percentage	6.80%
Exercise price	$ 5.5
Warrant | Navios Holdings | Private Placement
Expected warrants terms	5 years
Ownership percentage	1.70%
Exercise price	$ 5.5